Post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Financial Position Related to Defined Benefit pensions and Other Post employment Plans
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2024	2023	2024	2023
Defined benefit obligation
Balance at beginning of year	$7,060	$7,040	$422	$436
Current service cost	190	212	5	5
Past service cost	–	(69)	–	–
Interest cost on defined benefit obligation	396	380	24	23
Employee contributions	4	4	–	–
Benefits paid	(365)	(362)	(32)	(29)
Settlement payments	(79)	–	–	–
Special termination benefits	–	2	–	–
Foreign exchange rate changes and other	5	16	–	1
Net actuarial (gains) losses on defined benefit obligation	731	(163)	–	(14)
Balance at end of year	$7,942	$7,060	$419	$422
Plan assets
Fair value at beginning of year	$8,091	$8,435	$–	$–
Interest income on plan assets (1)	459	460	–	–
Net actuarial gains (losses) on plan assets (1)	1,079	(493)	–	–
Employer contributions	146	36	32	29
Employee contributions	4	4	–	–
Benefits paid	(365)	(362)	(32)	(29)
Settlement payments	(79)	–	–	–
Plan administration costs	(8)	(7)	–	–
Increase (decrease) due to plan settlements	(10)	–	–	–
Foreign exchange rate changes and other	9	18	–	–
Fair value at end of year	$9,326	$8,091	$–	$–
Net defined benefit asset (liability)	1,384	1,031	(419)	(422)
Valuation allowance (2)	(47)	(16)	–	–
Net defined benefit asset (liability), net of valuation allowance	$1,337	$1,015	$(419)	$(422)

(1)	The actual return on plan assets for the year was a gain of $1,538 million (2023: loss of $33 million).
(2)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities
The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2024	2023	2024	2023
Other assets	$1,378	$1,055	$–	$–
Other liabilities	(41)	(40)	(419)	(422)
	$1,337	$1,015	$(419)	$(422)

Summary of Defined Benefit obligation and Plan Assets by Region
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2024	2023	2024	2023
Defined benefit obligation
Canada	$7,291	$6,373	$389	$392
U.S., U.K., and the Caribbean	651	687	30	30
Defined benefit obligation at the end of year	$7,942	$7,060	$419	$422
Plan assets
Canada	$8,441	$7,292	$–	$–
U.S., U.K., and the Caribbean	885	799	–	–
Plan assets at the end of year	$9,326	$8,091	$–	$–

Summary of Defined Benefit Plan Expense
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and th
e Ca
ribbean is as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2024	2023	2024	2023
Current service cost (1)	$190	$212	$5	$5
Past service cost	–	(69)	–	–
Interest cost on defined benefit obligation	396	380	24	23
Interest income on plan assets	(459)	(460)	–	–
Interest expense on effect of asset ceiling	1	1	–	–
Special termination benefits	–	2	–	–
Plan administration costs	8	7	–	–
Net defined benefit plan expense recognized in net income	$136	$73	$29	$28

(1)
The 2024 and 2023 current service costs were calculated using separate discount rates of 5.61% and 5.44%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

Summary of Net Remeasurement Gains (Losses) Recognized In OCI for Defined Benefit Plans
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follo ws:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2024 (1)	2023	2024	2023
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$(1)	$(1)	$34	$–
Financial assumptions	(768)	200	(36)	11
Experience	38	(36)	2	3
Net actuarial gains (losses) on plan assets	1,079	(493)	–	–
Changes in asset ceiling excluding interest income	(30)	1	–	–
Net remeasurement gains (losses) recognized in OCI	$318	$(329)	$–	$14

(1)	Includes the transfer of the accumulated actuarial losses of $5 million to retained earnings upon the settlement of a pension plan for one of our subsidiaries.

Summary of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2024	2023	2024	2023
Active members	$3,558	$3,043	$74	$75
Deferred members	490	415	–	–
Retired members	3,243	2,915	315	317
Total	$7,291	$6,373	$389	$392

Summary of Weighted Average Duration of Defined Benefit Obligation
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2024	2023	2024	2023
Weighted-average duration, in years	12.9	12.4	10.3	10.2

Summary of Major Categories of Defined Benefit Plan Assets
The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2024		2023
Asset category (1)
Canadian equity securities (2)	$472	6%	$430	6%

Debt securities (3)
Government bonds	5,419	64	3,872	53
Corporate bonds	403	5	519	7
	5,822	69	4,391	60
Investment funds (4)
Canadian equity funds	35	–	27	–
U.S. equity funds	694	8	454	6
International equity funds (5)	37	–	30	1
Global equity funds (5)	1,150	15	1,081	15
Fixed income funds	103	1	92	1
	2,019	24	1,684	23
Other (2)
Alternative investments (6)	2,399	28	2,463	34
Cash and cash equivalents and other	339	4	226	3
Obligations related to securities sold under repurchase agreements and securities sold short	(2,610)	(31)	(1,902)	(26)
	128	1	787	11
	$8,441	100%	$7,292	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2024 was a ne
t derivative liability of $30 million (2023: net derivative liability of $49 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of nil (2023: nil), representing nil of Canadian plan assets (2023: nil). All of the equity securities held as at October 31, 2024 and 2023 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2024 and 2023 are investment grade, of which $285 million (2023: $142 million) have daily quoted prices in active markets.
(4)	$33 million (2023: $26 million) of the investment funds are directly held as at October 31, 2024 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.
(6)	Comprised of private equity, infrastructure, private debt and real estate funds.

Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2024	2023	2024	2023
Discount rate	4.8%	5.7%	4.8%	5.7%
Rate of compensation increase (1)	2.5%	2.5%	n/a	n/a

(1)
Rates of compensation increase for 2024 and 2023 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.5% per annum (2023: 2.5%).

n/a	Not applicable

Summary of Longevities Underlying Values of Defined Benefit Obligation
Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2024	2023
Longevity at age 65 for current retired members
Males	23.6	23.5
Females	24.7	24.6
Longevity at age 65 for current members aged 45
Males	24.5	24.5
Females	25.6	25.5

Summary of Assumed Health-care Cost Trend Rates
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2024	2023
Health-care cost trend rates assumed for next year	4.9%	4.8%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040

Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2024	2024
Discount rate (100 basis point change)
Decrease in assumption	$1,028	$45
Increase in assumption	(861)	(37)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(195)	–
Increase in assumption	204	–
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(12)
Increase in assumption	n/a	14
Future mortality 1 year shorter life expectancy	(164)	(7)
1 year longer life expectancy	156	8

n/a	Not applicable.

Summary of Expected Future Benefit Payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2025	2026	2027	2028	2029	2030–2034	Total
Defined benefit pension plans	$365	$368	$382	$396	$409	$2,251	$4,171
Other post-employment plans	26	26	27	27	28	141	275
	$391	$394	$409	$423	$437	$2,392	$4,446

Summary of Defined Contributions Plan Expense
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2024	2023
Defined contribution pension plans	$72	$60
Government pension plans (1)	197	194
	$269	$254

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.